INCOME/(LOSS) PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Sep. 30, 2024 $ / shares	Sep. 30, 2024 CNY (¥) ¥ / shares shares	Sep. 30, 2023 CNY (¥) ¥ / shares shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares
Denominator:
Average common stock outstanding - Basic		6,459,189	6,546,153	5,773,094
Average common stock outstanding - Diluted		6,465,370	6,562,278	5,773,094
Basic and Diluted Per Share Data:
Basic income (loss) per share attributable to Origin Agritech Limited | (per share)	$ 0.46	¥ 3.21	¥ 8.45	¥ (1.09)
Diluted income (loss) per share attributable to Origin Agritech Limited | (per share)	$ 0.46	¥ 3.2	¥ 8.43	¥ (1.09)
Origin Agritech Limited
Numerator:
Net income (loss) attributable to Origin Agritech Limited | ¥		¥ 20,712	¥ 55,332	¥ (6,265)
Denominator:
Average common stock outstanding - Basic		6,459,189	6,546,153	5,773,094
Average common stock outstanding - Diluted		6,465,370	6,562,278	5,773,094
Basic and Diluted Per Share Data:
Basic income (loss) per share attributable to Origin Agritech Limited | ¥ / shares		¥ 3.21	¥ 8.45	¥ (1.09)
Diluted income (loss) per share attributable to Origin Agritech Limited | ¥ / shares		¥ 3.2	¥ 8.43	¥ (1.09)